Merger (Tables)	12 Months Ended
Dec. 31, 2018
Merger [Abstract]
Schedule of Purchase Price Allocation

The allocation of the purchase price is as follows:

(Dollars in thousands)

Step One Purchase Price Consideration
April 30, 2018 JUVF basis in LCB (before gain)	$4,622
Increase in Step One basis from equity gain in acquisition	415
Total Step One adjusted basis	5,037

Step Two Purchase Price Consideration
Purchase price assigned to LCB common shares exchanged for 315,284 JUVF common shares	$6,463
Purchase price assigned to LCB common shares exchanged for cash including cash in lieu of
fractional shares	1,362
Total Step Two purchase price consideration	7,825
Total purchase price	12,862

LCB net assets acquired:
Tangible common equity	9,246
Adjustments to reflect assets acquired and liabilities assumed at fair value:
Total fair value adjustments	(95)
Associated deferred income taxes	20
Fair value adjustment to net assets acquired, net of tax	(75)
Total LCB net assets acquired	9,171
Goodwill resulting from the merger	$3,691

Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed.

(Dollars in thousands)

Total purchase price	$12,862
Net assets acquired:
Cash and cash equivalents	8,923
Investments in time deposits with banks	3,675
Loans	31,331
Premises and equipment	125
Accrued interest receivable	123
Core deposit and other intangibles	289
Bank owned life insurance	632
FHLB stock	124
Other assets	267
Deposits	(36,052)
Accrued interest payable	(17)
Other liabilities	(249)
9,171
Goodwill	$3,691

Schedule of Fair Value Adjustments for Acquired Loans

The table below illustrates the fair value adjustments made to the amortized cost basis in order to present a fair value of the loans acquired.

(Dollars in thousands)

Gross amortized cost basis at April 30, 2018	$32,091
Market rate adjustment	272
Credit fair value adjustment on pools of homogeneous loans	(496)
Credit fair value adjustment on purchased credit impaired loans	(622)
Reversal of existing deferred fees and premiums	86
Fair value of purchased loans at April 30, 2018	$31,331

Schedule of Acquired Impaired Loans

Summarized below is the acquired Liverpool purchased credit impaired loan portfolio as of April 30, 2018.

(Dollars in thousands)

Contractually required principal and interest at acquisition	$2,022
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,273)
Expected cash flows at acquisition	749
Interest component of expected cash flows (accretable discount)	(177)
Fair value of acquired loans	$572

Merger, Pro Forma Information

The pro forma financial information does not include the impact of possible business model changes, nor does it consider any potential impacts of current market conditions or revenues, expense efficiencies or other factors.

(Dollars in thousands; except share data)	Years ended December 31,
	2018	2017
Net interest income after loan loss provision	$20,629	$19,943
Noninterest income	4,816	5,347
Noninterest expense	18,818	19,098
Net income available to common shareholders	6,996	5,184
Net income per common share	1.37	1.02